Finance costs (Tables)	12 Months Ended
Dec. 31, 2020
Borrowing costs [abstract]
Schedule of finance costs

For the years ended December 31	2020	2019
Finance costs before capitalized interest	$182,841	$127,282
Less capitalized interest	(18,004)	(2,856)
Finance costs	$164,837	$124,426